UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:  6/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2013
Shares	Security	Fair Value
	COMMON STOCK - 55.48%
	AUTO PARTS & EQUIPMENT - 1.48%
20,000	Titan International, Inc.	$ 337,400

	CHEMICALS - 6.04%
30,000	CVR Partners LP	681,900
15,000	Dow Chemical Co.	482,550
2,500	Ecolab, Inc.	212,975
		1,377,425
	COMMERCIAL SERVICES - 1.20%
23,500	Resources Connection, Inc.	272,600

	COMPUTERS - 2.26%
1,300	Apple, Inc.	514,904

	CONGLOMERATES - 3.05%
30,000	General Electric Co.	695,700

	DIVERSIFIED FINANCIAL SERVICES - 6.48%
10,000	American Express Co.	747,600
10,000	T Rowe Price Group, Inc.	731,500
		1,479,100
	FOOD - 2.87%
9,300	McCormick & Co., Inc.	654,348

	MEDICAL - 0.76%
5,000	Abbott Laboratories	174,400

	OIL & GAS - 11.02%
5,000	Apache Corp.	419,150
10,000	ConocoPhillips	605,000
30,000	CVR Refining LP	901,800
10,000	Phillips 66	589,100
		2,515,050
	OIL & GAS SERVICES - 1.27%
4,200	National Oilwell Varco, Inc.	289,380

	PHARMACEUTICALS - 4.43%
15,000	AbbVie, Inc.	620,100
10,000	Teva Pharmaceutical Industries Ltd. - ADR	392,000
		1,012,100

Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)		June 30, 2013
Shares	Security	Fair Value
	PIPELINES - 2.26%
25,000	Crosstex Energy LP	$ 515,500

	RETAIL - 5.41%
8,000	McDonald's Corp.	792,000
10,000	Walgreen Co.	442,000
		1,234,000
	SEMICONDUCTORS - 2.95%
11,000	Qualcomm, Inc.	671,880

	WATER - 4.00%
80,000	Consolidated Water Co. Ltd.	914,400

	TOTAL COMMON STOCK	12,658,187
	( Cost - $11,652,416)

	PREFERRED STOCK - 5.34%
	AGRICULTURE - 2.64%
6,000	Bunge Ltd., 4.875%	603,900

	BANKS - 2.32%
25,000	U.S. Bancorp, 3.50%	529,250

	HEALTHCARE - SERVICES - 0.38%
5,728	National Healthcare Corp., 0.80%	85,634

	TOTAL PREFERRED STOCK	1,218,784
	( Cost - $1,259,123)

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 18.29%
	DIVERSIFIED - 11.09%
25,000	Armada Hoffler Properties, Inc.	294,500
10,000	Digital Realty Trust, Inc.	610,000
35,000	EPR Properties - Convertible Preferred, 5.75%	803,250
10,100	Lexington Realty Trust - Convertible Preferred, 6.50%	482,679
33,000	UMH Properties, Inc.	338,910
		2,529,339
	HEALTH CARE - 3.41%
30,000	Senior Housing Properties Trust	777,900

Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)		June 30, 2013
Shares	Security	Fair Value
	MANUFACTURED HOMES - 1.21%
11,191	American Land Lease, Inc. - Preferred, 7.75%	$ 277,537

	OFFICE PROPERTY - 2.58%
12,000	BioMed Realty Trust, Inc.	242,760
15,000	CommonWealth REIT	346,800
		589,560

	TOTAL REAL ESTATE INVESTMENTS TRUSTS	4,174,336
	( Cost - $3,714,431)

Principal Amount
	CORPORATE BONDS - 15.06%
	BANKS - 4.28%
$ 500,000	Barclays Bank PLC, 1.52%, Due 4/11/2023	496,582
500,000	Goldman Sachs Group., 2.00%, Due 5/20/2020	480,863
		977,445
	BANKS - 4.15%
300,000	EMC Corp., 1.75%, Due 12/1/2013	443,250
500,000	International Business Machines Corp.., 0.875%, Due 10/31/2014	502,636
		945,886
	DIVERSIFIED FINANCIAL SERVICES - 2.19%
500,000	General Electric Capital Corp., 1.278%, Due 4/16/2023	499,955

	SEMICONDUCTORS - 3.34%
700,000	Intel Corp. - Convertible, 2.95%, Due 12/15/2035	761,687

	TELECOMMUNICATIONS - 1.10%
250,000	AT&T, Inc., 0.875%, Due 2/13/2015	249,962

	TOTAL CORPORATE BONDS	3,434,935
	( Cost - $3,422,523)
Shares
	SHORT-TERM INVESTMENTS - 7.33%
1,671,973	Dreyfus Institutional Reserve Money Fund -
	Premier Shares, 0.00% (a)	1,671,973
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $1,671,973)

Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)		June 30, 2013
		Fair Value
	TOTAL INVESTMENTS - 101.50%
	( Cost - $21,720,466)(b)	$ 23,158,215
	LIABILITIES LESS OTHER ASSETS - (1.50) %	(342,353)
	NET ASSETS - 100.00%	$ 22,815,862

ADR - American Depositary Receipt
(a) Money market fund; interest rate reflects the seven-day effective yield on June 30, 2013.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $21,640,101 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,152,954
	Unrealized Depreciation:	(634,840)
	Net Unrealized Appreciation:	$ 1,518,114

Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	June 30, 2013

The following is a summary of significant accounting policies followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.    Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process –  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	June 30, 2013

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,658,187	$ -	$ -	$ 12,658,187
Preferred Stock	1,218,784	-	-	1,218,784
REITS	4,174,336	-	-	4,174,336
Corporate Bonds	-	3,434,935	-	3,434,935
Short-Term Investment	1,671,973	-	-	1,671,973
Total	$ 19,723,280	$ 3,434,935	$ -	$ 23,158,215
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
See Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

8/23/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date    8/23/13

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/23/13